GENERAL (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Jul. 31, 2019	Jan. 31, 2018
Net proceeds from underwritten public offering		$ 55,937	$ 23,536
Ordinary Shares Underwritten Public Offering [Member]
Issuance of Ordinary shares ,net shares	5,175,000
Number of ordinary shares issued, price per share	$ 11.50
Net proceeds from underwritten public offering	$ 3,300
Gross proceeds from underwritten public offering	$ 59,215
Rada Sensors Inc [Member]
Ownership percentage						75.00%
RADA Sensors Inc. ownership percentage of RADA Technologies LLC				100.00%
Rada Technologies Llc [Member]
Ownership percentage					25.00%
RADA Innovations LLC [Member]
RADA Sensors Inc. ownership percentage of RADA Technologies LLC						100.00%